Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Eric S. Purple
Partner
epurple@stradley.com
202.507.5154

May 18, 2021

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	DGI Investment Trust Initial Registration Statement on Form N-1A 1933 Act Registration No. 333-252816 1940 Act Registration No. 811-23637

Dear Sir/Madam:

On behalf of DGI Investment Trust (the “Trust”), submitted herewith via the EDGAR system is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for the Trust.

The Amendment is being filed on behalf of the DGI Balanced Fund (the “Fund”) for the purposes of (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed with the SEC on May 7, 2021; and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Dave Roeber at (856) 321-2411.

Sincerely, /s/ Eric S. Purple Eric S. Purple

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